Segment information - Reconciliation of Total Business Segment Assets to Consolidated Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 1,872.3	$ 1,965.4	$ 2,065.6
Cash and cash equivalents	376.5	387.7
Deferred income taxes	96.6	114.0
Operating lease right-of-use assets	38.4	35.4
Prepaid pension and postretirement assets	25.6	38.0
Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	1,169.7	1,253.4	1,267.2
Segment Reconciling Items
Segment Reporting, Asset Reconciling Item [Line Items]
Other assets	25.2	25.3	20.2
Cash and cash equivalents	376.5	387.7	391.8
Deferred income taxes	96.6	114.0	118.6
Operating lease right-of-use assets	38.4	35.4	42.5
Prepaid pension and postretirement assets	25.6	38.0	119.5
Corporate
Segment Reporting, Asset Reconciling Item [Line Items]
Other assets	$ 140.3	$ 111.6	$ 105.8